INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Payable
Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2018 and 2017 comprises:

	2018	2017
Dongsheng Guarantee	$2,411,031	$2,517,538
Jinshang Leasing	24,087	255,093
	$2,435,118	$2,772,631

Schedule of Components of Income Tax Expense (Benefit)
	For the years ended June 30,
	2018	2017	2016

Current income tax expense	$507,154	$1,581,470	$1,387,373
Deferred tax expense (benefit)	(1,546,049)	370,019	(622,928)
Total (benefit) provision for income taxes	$(1,038,895)	$1,951,489	$764,445

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate
The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended June 30,
	2018	2017	2016

PRC statutory tax	25%	25%	25%
Effect of non-deductible expenses	3.4%	0.0%	0.0%
Effect of non-taxable income	(39.9)%	(15.4)%	(28.5)%
Others	0.5%	(0.8)%	9.7%
Effective tax rate	(11.0)%	8.8%	6.2%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax arose from the difference in tax and accounting base of the deductible allowance for guarantee loss and lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2018	June 30, 2017

Deferred tax assets
Provision for direct financing lease	$985,781	$216,829
Direct financing lease income	-	110,308
Specific allowance on guarantee	550,495	-
Total deferred tax assets	1,536,276	327,137
Less: Valuation allowance	-	-
Less: Net off with deferred tax liabilities for financial reporting purposes	(446,609)	-
Net total deferred tax assets	$1,089,667	$327,137

Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	$26,868	$390,154
Commissions and fees on financial guarantee services	283,608	356,730
Direct financing lease income	136,133	-
Total deferred tax liabilities	446,609	746,884
Less: Net off with deferred tax assets for financial reporting purposes	(446,609)	-
Net total deferred tax liabilities	$-	$746,884